OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of Other Expense
	2015	2014	2013

Interest expense to related party (see Note 8)	$(2,601)	$(2,321)	$(2,185)
Interest income (expense) related to uncertain tax positions (see Note 11)	-	-	280
Interest expense and other bank charges	(1,374)	(1,064)	(1,063)
Amortization of deferred financing costs	-	-	(123)
Interest income	169	104	26
Foreign currency gain (loss)	3,066	3,749	(951)
Other income (expense)	(20)	(20)	29
Total other income (expense), net	$(760)	$448	$(3,987)